Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments and contingencies
Commitments and contingencies

18. Commitments and contingencies

Operating Leases Commitments

The Group leases office space, sorting hubs and warehouse facilities under non-cancellable operating lease agreements that expire at various dates through December 2032. During the three years ended December 31, 2016, 2017 and 2018, the Group incurred rental expenses amounting to RMB146,780,  RMB195,176 and RMB 271,630, respectively.

As of December 31, 2018, minimum lease payments under all non-cancellable leases are as follows:

Years ending
December 31,
RMB
2019	167,585
2020	152,779
2021	103,181
2022	85,816
2023	61,779
2024 and after	411,050
Total lease commitment	982,190

Capital Commitments

The Group's capital commitments primarily relate to commitments on construction of office building, sorting hubs and warehouse facilities. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB 930,958 as of December 31, 2018. All of these capital commitments will be fulfilled in the following years based on the construction progress.

Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.

The Group has not made adequate contributions to employee benefit plans, as required by applicable PRC laws and regulations, but the Group has recorded accruals for the estimated underpaid amounts in the consolidated financial statements. However, the Group has not made any accruals for the interest on underpayments and penalties that may be imposed by the relevant PRC government authorities in the consolidated financial statements as the Group believes it would be unlikely that the relevant PRC government authorities will impose any significant interests or penalties.

Starting in May 2017, the Company, certain directors and officers of the Company, and the underwriters of the Company's initial public offering in October 2016 have been named as defendants in the three putative securities class actions. Management of the Company believes that the claims are without merit and intends to defend vigorously.